Senior Debentures and Innovative Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2017	2016
Encumbrances on real estate	Cdn. dollars	Current – 2033	$206	$251
Encumbrances on real estate	U.S. dollars	Current – 2020	21	23
Total borrowed funds			$227	$274

The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2017	2016
SLF Inc. senior debentures
Series B issued March 13, 2006(2)	4.95%	June 1, 2016	2036	$—	$—
Series B issued February 26, 2007(2)	4.95%	June 1, 2016	2036	—	—
Series D issued June 30, 2009(3)	5.70%	n/a	2019	300	300
Series E issued August 23, 2011(3)	4.57%	n/a	2021	299	299
Sun Life Assurance senior debentures(4)
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.09%	June 30, 2032(5)	2052	200	200
Issued to Sun Life Capital Trust II ("SLCT II")
Series C issued November 20, 2009(6)	6.06%	December 31, 2019(7)	2108	500	500
Total senior debentures				$1,299	$1,299
Fair value				$1,439	$1,473

(1)	All senior debentures are unsecured.

(2)	Redeemed on June 1, 2016.

(3)
Redeemable in whole or in part at any time prior to maturity at a price equal to the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.575% for the Series D debentures and 0.53% for the Series E debentures.

(4)	Redemption is subject to regulatory approval.

(5)
Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.

(6)	On December 31, 2019, and every fifth anniversary thereafter (“Interest Reset Date”), the interest rate will reset to an annual rate equal to the five-year Government of Canada bond yield plus 3.60%.

(7)
Redeemable in whole or in part. If redemption occurs on an Interest Reset Date, the redemption price is par; otherwise, it is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus (i) 0.65% if redemption occurs prior to December 31, 2019, or (ii) 1.30% if redemption occurs after December 31, 2019. Also redeemable in whole at par at any time upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture.

The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call or redemption date(1)		Maturity	2017	2016
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued January 30, 2008(5)	5.59%	January 30, 2018	(5)	2023	400	400
Issued March 2, 2012(6)	4.38%	March 2, 2017	(6)	2022	—	799
Issued May 13, 2014(7)	2.77%	May 13, 2019		2024	249	249
Issued September 25, 2015(8)	2.60%	September 25, 2020		2025	498	497
Issued February 19, 2016(9)	3.10%	February 19, 2021		2026	349	348
Issued September 19, 2016(10)	3.05%	September 19, 2023	(4)	2028	995	995
Issued November 23, 2017(11)	2.75%	November 23, 2022		2027	398	—
Total subordinated debt					$3,437	$3,836
Fair value					$3,583	$3,986

(1)
The debentures issued by SLF Inc. in 2007 are redeemable at any time and the debentures issued by SLF Inc. in 2014, 2015, 2016, and 2017 are redeemable on or after the date specified. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date. Redemption of all subordinated debentures is subject to regulatory approval.

(2) 6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company (“Clarica”) and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.

(3)
Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian dollar offered rate for three-month bankers' acceptances ("CDOR").

(4)
For redemption of the 2007 debentures prior to the date noted, and for redemptions of the September 19, 2016 debentures between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25% for the 2007 debentures and 0.52% for the September 19, 2016 debentures.

(5)
Series 2008-1 Subordinated Unsecured 5.59% Fixed/Floating Debentures due 2023. On January 30, 2018, SLF Inc. redeemed all of the outstanding principal amount of these debentures as described in Note 28.

(6) Series 2012-1 Subordinated Unsecured 4.38% Fixed/Floating Debentures due 2022. On March 2, 2017, SLF Inc. redeemed all of the outstanding $800 principal amount of these debentures at a redemption price equal to the principal amount together with accrued and unpaid interest.

(7)	Series 2014-1 Subordinated Unsecured 2.77% Fixed/Floating Debentures due 2024. From May 13, 2019, interest is payable at 0.75% over CDOR.

(8)	Series 2015-1 Subordinated Unsecured 2.60% Fixed/Floating Debentures due 2025. From September 25, 2020, interest is payable at 1.43% over CDOR.

(9)	Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR.
(10) Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR.
(11) Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.

Schedule of Significant Terms and Conditions

The table below presents additional significant terms and conditions of the SLEECS:

Issuer	Issuance date	Distribution or interest payment dates	Annual yield		Redemption date at the issuer's option	Conversion date at the holder's option	Principal amount
Sun Life Capital Trust(1)(2)(3)(4)
SLEECS B	June 25, 2002	June 30, December 31	7.093%		June 30, 2007	Any time	$200
Sun Life Capital Trust II(1)(2)
SLEECS 2009-1	November 20, 2009	June 30, December 31	5.863%	(5)	December 31, 2014	No conversion option	500
Total							$700

(1)
Subject to regulatory approval, the SL Capital Trusts may (i) redeem any outstanding SLEECS, in whole or in part, on the redemption date specified above or on any distribution date thereafter, or in the case of SLCT II, on any date thereafter, and (ii) may redeem all, but not part of any class of SLEECS upon occurrence of a Regulatory Event or a Tax Event, prior to the redemption date specified above.

(2)
The SLEECS B may be redeemed for cash equivalent to (i) the greater of the Early Redemption Price or the Redemption Price if the redemption occurs prior to June 30, 2032 or (ii) the Redemption Price if the redemption occurs on or after June 30, 2032. Redemption Price is equal to one thousand dollars plus the unpaid distributions, other than unpaid distributions resulting from a Missed Dividend Event, to the redemption date. Early Redemption Price for the SLEECS B is the price calculated to provide an annual yield, equal to the yield of a Government of Canada bond issued on the redemption date that has a maturity date of June 30, 2032, plus 32 basis points, plus the unpaid distributions, other than unpaid distributions resulting from a Missed Dividend Event, to the redemption date. The SLEECS 2009-1 may be redeemed for cash equivalent to, on any day that is not an Interest Reset Date, accrued and unpaid interest on the SLEECS 2009-1 plus the greater of par and a price calculated to provide an annual yield equal to the yield of a Government of Canada bond maturing on the next Interest Reset Date plus (i) 0.60% if the redemption date is prior to December 31, 2019 or (ii) 1.20% if the redemption date is any time after December 31, 2019. On an Interest Reset Date, the redemption price is equal to par plus accrued and unpaid interest on the SLEECS 2009-1.

(3)
The non-cumulative perpetual preferred shares of Sun Life Assurance issued upon an Automatic Exchange Event in respect of the SLEECS B will become convertible, at the option of the holder, into a variable number of common shares of SLF Inc. on distribution dates on or after December 31, 2032.

(4)
Holders of SLEECS B may exchange, at any time, all or part of their SLEECS B units for non-cumulative perpetual preferred shares of Sun Life Assurance at an exchange rate for each SLEECS of 40 non-cumulative perpetual preferred shares of Sun Life Assurance. SLCT I will have the right, at any time before the exchange is completed, to arrange for a substituted purchaser to purchase SLEECS tendered for surrender to SLCT I so long as the holder of the SLEECS so tendered has not withheld consent to the purchase of its SLEECS. Any non-cumulative perpetual preferred shares issued in respect of an exchange by the holders of SLEECS B will become convertible, at the option of the holder, into a variable number of common shares of SLF Inc. on distribution dates on or after December 31, 2032.

(5)
Holders of SLEECS 2009-1 are eligible to receive semi-annual interest payments at a fixed rate until December 31, 2019. The interest rate on the SLEECS 2009-1 will reset on December 31, 2019 and every fifth anniversary thereafter to equal the five-year Government of Canada bond yield plus 3.40%.